Investments and Marketable Securities (Details) - USD ($)					12 Months Ended
	Jul. 01, 2024	Jun. 09, 2024	Nov. 28, 2023	Jun. 09, 2023	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2023
Investments and Marketable Securities (Details) [Line Items]
Price per share (in Dollars per share)				$ 3.51
Extension advances (in Dollars)		$ 1,293,000
Conversion preferred shares					3,269,998	3,269,998
Loan amount (in Dollars)	$ 1,150,000
Bears interest (as a percent)	12.00%
Maturity date	1 year
Conversion rate per share (in Dollars per share)	$ 1,197.92
Evtec [Member]
Investments and Marketable Securities (Details) [Line Items]
Exchange preferred shares				4,086
Converted common shares percentage (as a percent)				13.00%
Investment amount (in Dollars)				$ 8,424,000			$ 8,520,000
Investment cost (in Dollars)				8,424,000
Aggregate extension fees (in Dollars)				$ 400,000
Evtec [Member]
Investments and Marketable Securities (Details) [Line Items]
Legal expenses (in Dollars)		$ 175,000
Other liabilities (in Dollars)					$ 1,292,980
Series B Preferred Stock Converted into Common Stock [Member] | Evtec [Member]
Investments and Marketable Securities (Details) [Line Items]
Convertible of stock percentage (as a percent)				43.00%
Conversion of Evtec Group Preferred Shares into Ordinary Shares [Member] | Evtec [Member]
Investments and Marketable Securities (Details) [Line Items]
Convertible common shares				1
Conversion of Preferred Stock Pursuant to Securities Exchange Agreement into Ordinary Share Member
Investments and Marketable Securities (Details) [Line Items]
Conversion preferred shares			4,086	4,086
Preferred Stock Issued in Exchange for Preferred Shares From Other Company [Member] | Evtec [Member]
Investments and Marketable Securities (Details) [Line Items]
Company shares issued				2,400,000
Forfeited shares acquired			2,400,000	2,400,000